Equity (Details) - USD ($)			12 Months Ended
	Jun. 03, 2024	Feb. 05, 2024	Mar. 31, 2025	May 20, 2025	Mar. 31, 2024	Aug. 31, 2023
Reverse stock split		1-for-60	ratio of 1-for-60 such that every 60 shares outstanding was combined into 1 share
Shares issued	50,000	46,040
Aggregating ordinary shares		1,607,349
Bid price per share (in Dollars per share)		$ 1
Principal amount of unsecured senior (in Dollars)			$ 5,917,723		$ 666,667
Common shares issued			513,856
Sold principal amount (in Dollars)						$ 1,004,705
Par value per share (in Dollars per share)						$ 0.01
Conversion price per share (in Dollars per share)						$ 0.4
Percentage of discount volume weighted average						85.00%
Conversion floor price per share (in Dollars per share)						$ 0.0787
Converted shares			220,176
Preferred shares converted to ordinary shares			300,000
Ordinary shares [member]
Shares issued		46,040
Share capital at disposal (in Dollars)			$ 1,630,985
Top of range [member]
Number of shares outstanding		93,679,260
Bottom of range [Member]
Number of shares outstanding		1,561,309
DTC [Member]
Reverse stock split		1-for-60
Shares issued		46,040
DTC [Member] | Ordinary shares [member]
Shares issued		46,040
Nonadjusting Events After Reporting Period [Member]
Principal amount of unsecured senior (in Dollars)	$ 115,000,000
Warrants purchase share	15,000,000
Initial price per share (in Dollars per share)	$ 3,000,000
Commitment common shares	97,000,000
Nonadjusting Events After Reporting Period [Member] | Top of range [member]
Shares issued				5,000,000,000
Nonadjusting Events After Reporting Period [Member] | Bottom of range [Member]
Shares issued				230,000,000
Nonadjusting Events After Reporting Period [Member] | First Tranche [Member]
Aggregate purchase price agreement (in Dollars)			$ 7,548,709